Stockholders’ Deficiency (Details) - Schedule of Common Share Options Outstanding - Common Share Option [Member]	6 Months Ended
	Jun. 30, 2024 $ / shares shares	Jun. 30, 2024 $ / shares shares
Stockholders’ Deficiency (Details) - Schedule of Common Share Options Outstanding [Line Items]
Options Outstanding	815,974	815,974
Options Exercisable	464,509	464,509
0.40 [Member]
Stockholders’ Deficiency (Details) - Schedule of Common Share Options Outstanding [Line Items]
Options Outstanding	1,566	1,566
Options Exercisable	1,566	1,566
Exercise Price (in Dollars per share and Dollars per share) | $ / shares	$ 10
Expiry Date	Jun. 01, 2029
0.40 [Member]
Stockholders’ Deficiency (Details) - Schedule of Common Share Options Outstanding [Line Items]
Options Outstanding	1,566	1,566
Options Exercisable	1,566	1,566
Exercise Price (in Dollars per share and Dollars per share) | $ / shares	$ 10
Expiry Date	Jul. 22, 2030
0.21 (CAD$0.28) [Member]
Stockholders’ Deficiency (Details) - Schedule of Common Share Options Outstanding [Line Items]
Options Outstanding	104,000	104,000
Options Exercisable	98,221	98,221
Exercise Price (in Dollars per share and Dollars per share) | (per share)	$ 5.11	$ 7
Expiry Date	Aug. 03, 2031
0.21 (CAD$0.28) [Member]
Stockholders’ Deficiency (Details) - Schedule of Common Share Options Outstanding [Line Items]
Options Outstanding	37,600	37,600
Options Exercisable	37,600	37,600
Exercise Price (in Dollars per share and Dollars per share) | (per share)	$ 5.11	$ 7
Expiry Date	Dec. 20, 2031
0.21 (CAD$0.28) [Member]
Stockholders’ Deficiency (Details) - Schedule of Common Share Options Outstanding [Line Items]
Options Outstanding	8,600	8,600
Options Exercisable	6,091	6,091
Exercise Price (in Dollars per share and Dollars per share) | (per share)	$ 5.11	$ 7
Expiry Date	Feb. 14, 2032
0.21 (CAD$0.28) [Member]
Stockholders’ Deficiency (Details) - Schedule of Common Share Options Outstanding [Line Items]
Options Outstanding	10,300	10,300
Options Exercisable	5,050	5,050
Exercise Price (in Dollars per share and Dollars per share) | (per share)	$ 5.11	$ 7
Expiry Date	Apr. 11, 2032
0.21 (CAD$0.28) [Member]
Stockholders’ Deficiency (Details) - Schedule of Common Share Options Outstanding [Line Items]
Options Outstanding	18,000	18,000
Options Exercisable	16,524	16,524
Exercise Price (in Dollars per share and Dollars per share) | (per share)	$ 5.11	$ 7
Expiry Date	May 31, 2032
0.16 (CAD$0.22) [Member]
Stockholders’ Deficiency (Details) - Schedule of Common Share Options Outstanding [Line Items]
Options Outstanding	634,342	634,342
Options Exercisable	297,891	297,891
Exercise Price (in Dollars per share and Dollars per share) | (per share)	$ 4.02	$ 5.5
Expiry Date	Jun. 08, 2033